Financial performance by segment - Summary of performance of operating segments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [Line Items]
Segmental revenue		$ 57,638	$ 53,658	$ 54,041
Underlying EBITDA		25,363	23,314	23,892
Proceeds from disposal of property, plant and equipment		50	30	9
Purchases of property, plant and equipment and intangible assets	[1]	$ 12,335	9,621	7,086
Percentage of capital expenditure		100.00%
Exploration and evaluation expenditures		$ 795	935	1,384
Simandou iron ore project
Disclosure of operating segments [Line Items]
Segmental revenue		0	0	0
Underlying EBITDA		(96)	(22)	(539)
Capital expenditure		2,219	1,832	266
Purchases of property, plant and equipment and intangible assets		2,219	1,832
Audit of subsidiaries
Disclosure of operating segments [Line Items]
Share of sales revenue of equity accounted units		$ 311	213	20
All Entities, Excluding Simandou
Disclosure of operating segments [Line Items]
Exploration and evaluation expenditures				855
Copper
Disclosure of operating segments [Line Items]
Exploration and evaluation charge, percent		40.00%
Iron Ore
Disclosure of operating segments [Line Items]
Exploration and evaluation charge, percent		19.00%
Other operations
Disclosure of operating segments [Line Items]
Segmental revenue		$ 3,114	3,201	3,576
Underlying EBITDA		50	517	532
Capital expenditure		$ 334	419	413
Exploration and evaluation charge, percent		8.00%
Share of equity accounted units
Disclosure of operating segments [Line Items]
Shares of equity accounted units		$ (5,237)	(4,048)	(3,016)
Central pension costs, share-based payments, insurance and derivatives
Disclosure of operating segments [Line Items]
Underlying EBITDA		(74)	153	168
Restructuring, project and one-off costs
Disclosure of operating segments [Line Items]
Underlying EBITDA		(606)	(254)	(190)
Central costs
Disclosure of operating segments [Line Items]
Underlying EBITDA		(818)	(816)	(990)
Central exploration and evaluation expenditures
Disclosure of operating segments [Line Items]
Underlying EBITDA		$ (230)	(238)	(100)
Exploration and evaluation charge, percent		32.00%
Other items
Disclosure of operating segments [Line Items]
Capital expenditure		$ 92	134	113
Gross product sales
Disclosure of operating segments [Line Items]
Share of sales revenue of equity accounted units		$ 5,548	4,261	3,036
Aluminium
Disclosure of operating segments [Line Items]
Exploration and evaluation charge, percent		1.00%
Operating segments | Reportable segments total
Disclosure of operating segments [Line Items]
Segmental revenue		$ 59,774	54,526	53,502
Underlying EBITDA		27,137	23,974	25,011
Capital expenditure		9,640	7,206	6,285
Operating segments | Aluminium & Lithium
Disclosure of operating segments [Line Items]
Segmental revenue		17,056	13,650	12,285
Underlying EBITDA		4,574	3,552	2,136
Capital expenditure		3,346	1,848	1,357
Operating segments | Copper
Disclosure of operating segments [Line Items]
Segmental revenue		13,729	9,275	6,678
Underlying EBITDA		7,369	3,437	1,960
Capital expenditure		1,872	2,055	1,976
Operating segments | Iron Ore
Disclosure of operating segments [Line Items]
Segmental revenue		28,989	31,601	34,539
Underlying EBITDA		15,194	16,985	20,915
Capital expenditure		4,422	3,303	2,952
Inter-segment transactions
Disclosure of operating segments [Line Items]
Segmental revenue		(13)	(21)	(21)
Underlying EBITDA		$ 0	$ 0	$ 0

[1]
In 2025, our net cash outflow in relation to the Simandou iron ore project, excluding cash generated from operating activities, was US$1,455 million (2024: US$1,292 million). This includes cash outflows of US$2,219 million (2024: US$1,832 million) for purchases of property, plant and equipment, and US$557 million as net funding of equity accounted units for the funding of shared infrastructure in the WCS Rail and Port Holding Entities (2024: US$652 million, in addition to an initial US$313 million for the acquisition of the WCS Rail and
Port Holding Entities). We received related cash inflows of US$1,321 million from Chalco Iron Ore Holdings Ltd (CIOH) for cash calls by SimFer Jersey Limited (2024: US$1,505 million, of which US$411 million related to CIOH’s share of expenditure incurred up until the end of December 2023 to progress critical works).